Lessee disclosures - Schedule of lessee disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
At 1 January	£ 1,055	£ 1,156
Exchange and other adjustments	2	3
Additions	128	136
Disposals	(115)	(31)
Depreciation charge for the year	(198)	(209)
At 31 December	£ 872	£ 1,055